Consolidated Balance Sheets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 1,276,000	$ 713,000
Accounts receivable, net		344,000
Inventory, net	68,000	263,000
Prepaid expenses and other current assets	76,000	76,000
Total Current Assets	1,420,000	1,396,000
Preferred interest in real estate	1,600,000
Property and equipment, net		233,000
Patents, licenses, net		641,000
Operating lease assets		152,000
Other assets		60,000
Total Assets	3,020,000	2,482,000
Current Liabilities:
Accounts payable	180,000	527,000
Accrued expenses	135,000	292,000
Current lease liabilities		148,000
Total Current Liabilities	315,000	967,000
Long term lease liabilities		4,000
Other long term liabilities		8,000
Total Liabilities	315,000	979,000
Commitments and contingencies (Notes 7 and 8)
Stockholders' Equity:
Preferred stock, $.001 par value, 2,000,000 shares authorized, 328,925 and 328,925 issued and outstanding, respectively
Common stock, $.001 par value, 25,000,000 shares authorized, 3,151,780 and 1,773,189 shares issued and outstanding, respectively	3,000	2,000
Capital in excess of par value	334,632,000	330,474,000
Accumulated deficit	(331,930,000)	(328,973,000)
Total Stockholders' Equity	2,705,000	1,503,000
Total Liabilities and Stockholders' Equity	$ 3,020,000	$ 2,482,000